Fair Value Measurements And Disclosure (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year	$ 245
Fixed income investments - maturities between 1 to 3 years	58
Fixed income investments - maturities between 3 to 5 years	46
Fixed income investments - maturities for 5 or more years	159
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	59
Fair Value Disclosures [Line Items]
Collateral received from counterparty	0	$ 124
Collateral submitted to counterparty	3,242	$ 2,343
Collateral contingently payable to the counterparty	150
DIRECTV [Member]
Fair Value Disclosures [Line Items]
Collateral contingently payable to the counterparty	$ 274